Related Party Transactions - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024
Related Party Transactions
Accounts payable and accrued liabilities	$ 3,023,000			$ 1,104,000
Telescope | MSA
Related Party Transactions
Amount of costs incurred	$ 0	$ 100,000	$ 300,000